Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(24,385)	$(20,159)	$(45,333)	$(39,070)

Denominator:
Weighted average shares - for basic and diluted net loss per share	66,568	64,908	66,151	61,796

Net loss per share
Basic and diluted	$(0.37)	$(0.31)	$(0.69)	$(0.63)